Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [Line Items]
Revenue	¥ 2,614,349	¥ 1,933,836	¥ 2,516,810
China Petrochemical Corporation and its fellow subsidiaries [member]
Disclosure of major customers [Line Items]
Revenue	¥ 136,500	¥ 98,636	¥ 105,855
Percentage of Total revenue	5.00%	5.00%	4.00%
CNPC and its fellow subsidiaries [Member]
Disclosure of major customers [Line Items]
Revenue	¥ 69,058	¥ 63,623	¥ 99,279
Percentage of Total revenue	3.00%	3.00%	4.00%
Customers [member]
Disclosure of major customers [Line Items]
Revenue	¥ 205,558	¥ 162,259	¥ 205,134
Percentage of Total revenue	8.00%	8.00%	8.00%